Summary, Invesco Van Kampen Value Opportunities Fund - Class A, B, C, R And Y | Invesco Van Kampen Value Opportunities Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Van Kampen Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Value Opportunities Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return Before Taxes			7.09%	(1.92%)	2.25%	Jun 25, 2001
Return Before Taxes Class B, Invesco Van Kampen Value Opportunities Fund	Class B: Inception (06/25/01)					7.39%	(1.90%)	2.21%	Jun 25, 2001
Return Before Taxes Class C, Invesco Van Kampen Value Opportunities Fund	Class C: Inception (06/25/01)					11.49%	(1.53%)	2.10%	Jun 25, 2001
Return Before Taxes Class R, Invesco Van Kampen Value Opportunities Fund	Class R: Inception (05/23/11)	[1]				13.03%	(1.05%)	2.60%	May 23, 2011
Return Before Taxes Class Y, Invesco Van Kampen Value Opportunities Fund	Class Y: Inception (03/23/05)					13.43%	(0.59%)	0.97%	Mar 23, 2005
Return After Taxes on Distributions Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return After Taxes on Distributions			6.94%	(2.54%)	1.66%	Jun 25, 2001
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen Value Opportunities Fund	Class A: Inception (06/25/01)		Return After Taxes on Distributions and Sale of Fund Shares			4.82%	(1.62%)	1.88%	Jun 25, 2001
S&P 500 Index			S&P 500® Index: Inception (06/30/01)		(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	2.23%	Jun 30, 2001
Russell 3000 Value Index			Russell 3000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	16.23%	1.45%	3.87%	Jun 30, 2001
Russell 1000 Value Index			Russell 1000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.57%	Jun 30, 2001
Lipper Large-Cap Value Funds Index			Lipper Large-Cap Value Funds Index: Inception (06/30/01)			13.02%	1.52%	2.39%	Jun 30, 2001
[1]	Class R shares' performance shown is that of the Fund's (and the predecessor fund's) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Summary - Invesco Van Kampen Value Opportunities Fund - Class Institutional | Invesco Van Kampen Value Opportunities Fund

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Van Kampen Value Opportunities Fund

The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Value Opportunities Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Institutional Class, Invesco Van Kampen Value Opportunities Fund	Institutional Class: Inception (05/23/11)	[1]	Return Before Taxes			13.31%	(0.81%)	2.86%	May 23, 2011
Return After Taxes on Distributions Institutional Class, Invesco Van Kampen Value Opportunities Fund	Institutional Class: Inception (05/23/11)	[1]	Return After Taxes on Distributions			13.14%	(1.43%)	2.26%	May 23, 2011
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Invesco Van Kampen Value Opportunities Fund	Institutional Class: Inception (05/23/11)	[1]	Return After Taxes on Distributions and Sale of Fund Shares			8.87%	(0.68%)	2.41%	May 23, 2011
S&P 500 Index			S&P 500® Index: Inception (06/30/01)		(reflects no deductions for fees, expenses or taxes)	15.08%	2.29%	2.23%	Jun 30, 2001
Russell 3000 Value Index			Russell 3000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	16.23%	1.45%	3.87%	Jun 30, 2001
Russell 1000 Value Index			Russell 1000® Value Index: Inception (06/30/01)	[2]	(reflects no deductions for fees, expenses or taxes)	15.51%	1.28%	3.57%	Jun 30, 2001
Lipper Large-Cap Value Funds Index			Lipper Large-Cap Value Funds Index: Inception (06/30/01)			13.02%	1.52%	2.39%	Jun 30, 2001
[1]	Institutional Class shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is June 25, 2001.
[2]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000725781
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Invesco Van Kampen Value Opportunities Fund | Summary, Invesco Van Kampen Value Opportunities Fund - Class A, B, C, R And Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf725781_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Van Kampen Value Opportunities Fund

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Supplement Average Annual Total Returns [Text Block]	aimsf725781_SupplementAverageAnnualTotalReturnsTextBlock	The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
Caption	rr_AverageAnnualReturnCaption	“Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Van Kampen Value Opportunities Fund | Summary - Invesco Van Kampen Value Opportunities Fund - Class Institutional
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimsf725781_SupplementTextBlock

Statutory Prospectus Supplement dated December 16, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Van Kampen Value Opportunities Fund

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Supplement Average Annual Total Returns [Text Block]	aimsf725781_SupplementAverageAnnualTotalReturnsTextBlock	The following information replaces in its entirety the information appearing under the heading “Fund Summary — Performance Information — Average Annual Total Returns”:
Caption	rr_AverageAnnualReturnCaption	“Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Van Kampen Value Opportunities Fund | Return Before Taxes | Class A, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (06/25/01)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	(1.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Invesco Van Kampen Value Opportunities Fund | Return Before Taxes | Class B, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B: Inception (06/25/01)
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Invesco Van Kampen Value Opportunities Fund | Return Before Taxes | Class C, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C: Inception (06/25/01)
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Invesco Van Kampen Value Opportunities Fund | Return Before Taxes | Class R, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class R: Inception (05/23/11)	[1]
1 Year	rr_AverageAnnualReturnYear01	13.03%
5 Years	rr_AverageAnnualReturnYear05	(1.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Invesco Van Kampen Value Opportunities Fund | Return Before Taxes | Class Y, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y: Inception (03/23/05)
1 Year	rr_AverageAnnualReturnYear01	13.43%
5 Years	rr_AverageAnnualReturnYear05	(0.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2005
Invesco Van Kampen Value Opportunities Fund | Return Before Taxes | Institutional Class, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (05/23/11)	[2]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	(0.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Invesco Van Kampen Value Opportunities Fund | Return After Taxes on Distributions | Class A, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (06/25/01)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	(2.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Invesco Van Kampen Value Opportunities Fund | Return After Taxes on Distributions | Institutional Class, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (05/23/11)	[2]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.14%
5 Years	rr_AverageAnnualReturnYear05	(1.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Invesco Van Kampen Value Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A: Inception (06/25/01)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	(1.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2001
Invesco Van Kampen Value Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class, Invesco Van Kampen Value Opportunities Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class: Inception (05/23/11)	[2]
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.87%
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 2011
Invesco Van Kampen Value Opportunities Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index: Inception (06/30/01)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
Invesco Van Kampen Value Opportunities Fund | Russell 3000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index: Inception (06/30/01)	[3]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.23%
5 Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the Russell 3000® Value Index to represent its style specific benchmark rather than the Russell 1000® Value Index because the Russell 3000® Value Index more closely reflects the performance of the types of securities in which the Fund invests.
Invesco Van Kampen Value Opportunities Fund | Russell 1000 Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index: Inception (06/30/01)	[3]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has elected to use the Russell 3000® Value Index to represent its style specific benchmark rather than the Russell 1000® Value Index because the Russell 3000® Value Index more closely reflects the performance of the types of securities in which the Fund invests.
Invesco Van Kampen Value Opportunities Fund | Lipper Large-Cap Value Funds Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index: Inception (06/30/01)
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001

[1]	Class R shares' performance shown is that of the Fund's (and the predecessor fund's) Class A shares restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares' performance reflects any applicable fee waiver and/or expense reimbursement.
[2]	Institutional Class shares' performance shown prior to the inception date is that of the Fund's (and the predecessor fund's) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund's Class A shares is June 25, 2001.
[3]	The Fund has elected to use the Russell 3000 Value Index to represent its style specific benchmark rather than the Russell 1000 Value Index because the Russell 3000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.